Income Tax - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2022 USD ($)
Income Tax Disclosure [Line Items]
Preferential tax rate	(1.60%)	0.40%	3.10%
Corporate tax rate	0.00%	0.00%	0.00%
Current income taxes	$ 0	$ 0	$ 0
Deferred income taxes	0	0	0
Net operating loss carryforwards	24,980,220
Taxable income	(32,502,645)	(11,940,536)	(8,083,640)
Unrecognized uncertain tax positions	0
Interest and penalties related to potential underpaid income tax expenses	0
Valuation allowance	6,918,609	4,160,082	2,529,266		$ 2,295,587
Subsidiaries
Income Tax Disclosure [Line Items]
Taxable income	0	$ 0	$ 0
PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 25,000,000
Earliest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration year	2027
Operating loss carryforwards second expiration year	2033
Latest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carryforwards expiration year	2031
Operating loss carryforwards second expiration year	2035
Germany
Income Tax Disclosure [Line Items]
Statutory income tax rate	32.275%	32.275%	32.275%
Corporate tax rate	15.00%	15.00%	15.00%
Income tax solidarity surcharge	5.50%	5.50%	5.50%
Income taxes trade tax rate	16.45%	16.45%	16.45%
Net operating loss carryforwards	$ 1,000,000
United States
Income Tax Disclosure [Line Items]
Statutory income tax rate	21.00%
Net operating loss carryforwards	$ 4,900,000
PRC Tax Administration and Collection Law
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Preferential tax rate	15.00%
Operating loss carryforwards, limitations on use	According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion.
Income tax examination statute of limitation for underpayment of taxes period	3 years
Income tax examination statute of limitation for underpayment of taxes above threshold limit period	5 years
Underpayment of taxes | ¥				¥ 100,000
Income tax examination statute of limitation for transfer pricing	10 years
Internal Revenue Service ("IRS")
Income Tax Disclosure [Line Items]
Operating loss carryforwards, limitations on use	The subsidiary in United States is subject to US federal income tax examinations by the Internal Revenue Service (“IRS”) for tax years ending December 31, 2023, 2024, and 2025. Under the Internal Revenue Code, the statute of limitations for the IRS to assess additional taxes generally expires three years from the later of the tax return filing date or its due date (including extensions). However, this period may be extended to six years in cases of substantial understatement of income (≥25% of gross income) or indefinitely in instances of fraud or failure to file a return.
Income tax examination statute of limitation to assess additional taxes period	3 years
Income tax examination statute of limitation to assess additional taxes extended period	6 years
Description of period extention statute of limitations	However, this period may be extended to six years in cases of substantial understatement of income (≥25% of gross income) or indefinitely in instances of fraud or failure to file a return.